Risk/Return Detail Data - FidelityDiversifiedInternationalK6Fund-PRO	Dec. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Investment Trust
FidelityDiversifiedInternationalK6Fund-PRO | Fidelity Diversified International K6 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Diversified International K6 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Diversified International K6 Fund seeks capital growth.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate	37.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]	www.401k.com
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	14.81%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	21.32%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(19.00%)
Performance Table Heading	Average Annual Returns
FidelityDiversifiedInternationalK6Fund-PRO | Fidelity Diversified International K6 Fund | Fidelity Diversified International K6 Fund
Risk/Return:
Management fee	0.60%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.60%
1 year	$ 61
3 years	192
5 years	335
10 years	$ 750
Annual Return, Inception Date	May 25, 2017
2018	(15.20%)
2019	29.75%
2020	19.40%
2021	13.35%
2022	(23.30%)
2023	17.56%
FidelityDiversifiedInternationalK6Fund-PRO | Fidelity Diversified International K6 Fund | Return Before Taxes | Fidelity Diversified International K6 Fund
Risk/Return:
Label	Fidelity® Diversified International K6 Fund
Past 1 year	17.56%
Past 5 years	9.63%
Since Inception	5.88%	[1]
FidelityDiversifiedInternationalK6Fund-PRO | Fidelity Diversified International K6 Fund | MS001
Risk/Return:
Label	MSCI EAFE Index
Past 1 year	18.49%
Past 5 years	8.39%
Since Inception	5.42%

[1]	A From May 25, 2017 .